Income Taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Non-capital losses - Canada	$ 96,555,590	$ 88,880,329	$ 77,271,986
Net-operating loss - US	5,073,167	5,073,156	5,120,395
Unrealized foreign exchange loss	0	0	94,733
Share-issuance costs	631,807	1,046,314	2,045,027
Capital losses carried forward	3,248,902	3,534,651	0
Other investments	2,320,154	2,528,002	5,542,253
IFRS 16	294	5,814	37,439
Property, plant and equipment	1,249,717	849,854	324,798
Total	$ 109,079,631	$ 101,918,120	$ 90,436,631